Debt - Summary of Outstanding Principal Amounts Under The Credit Facility (Detail) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
		Aug. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Revolving facility				$ 0	$ 4,802
Term Loan Facility
Debt Instrument [Line Items]
Term loan facility			$ 4,027	4,861	5,000
Debt discount, net			(32)	(41)	(49)
Term loan facility – carrying value			$ 3,995	$ 4,820	4,951
Maturity Date		2023-11	2023-11	2023-11
Interest Rate			6.00% [1]	6.00% [2]
Revolving line of credit [Member]
Debt Instrument [Line Items]
Revolving facility				$ 0	$ 4,802
Maturity Date		2021-08		2021-08
Interest Rate	[2]			5.50%

[1]	Interest rates for the Term Loan Facility and the Revolving Facility are based upon the prime rate as published by the Wall Street Journal (Prime Rate) plus an applicable margin, subject to floors as described below. As of June 30, 2021 and December 31, 2020, the applicable margins for the Revolving Facility and Term Loan Facility was 0.25% and the Prime Rate as of June 30, 2021 and December 31, 2020 was 3.25%. In accordance with the Credit Facility, the applicable interest rates are as stated above.
[2]	Interest rates for the Term Loan Facility and the Revolving Facility are based upon the prime rate as published by the Wall Street Journal (Prime Rate) plus an applicable margin, subject to floors as described below. As of December 31, 2020 and 2019, the applicable margins for the Revolving Facility and Term Loan Facility were 0.25% and 1.00%, respectively, and the Prime Rate as of December 31, 2020 and 2019 was 3.25% and 4.75%, respectively. In accordance with the Credit Facility, the applicable interest rates are as stated above.